Subsequent Events (Details) - USD ($)								1 Months Ended
	May 28, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 01, 2025	Feb. 28, 2025	Feb. 20, 2025	Jan. 31, 2025	Oct. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Feb. 29, 2024
Subsequent Events [Line Items]
Convertible promissory notes issued value											$ 1,000,000	$ 2,450,000
Convertible promissory notes issued percentage									7.00%	7.00%	7.00%	7.00%
Common Stock [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)	7,431			2,619
Advisory Firm [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)		3,163
Subsequent Event [Member]
Subsequent Events [Line Items]
Shares of conversion rights (in Shares)			5,811,554
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Convertible promissory notes issued percentage							7.00%
Convertible promissory notes					$ 450,000		$ 10,000,000
Shares of conversion rights (in Shares)					108,048
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Convertible promissory notes issued percentage					7.00%
Repayment of Promissory Notes					$ 1,068,849
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)								28,739
Subsequent Event [Member] | Sushruta Pvt Ltd [Member]
Subsequent Events [Line Items]
Convertible promissory notes issued percentage							7.00%
Subsequent Event [Member] | Sushruta Pvt Ltd [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Convertible promissory notes					$ 4,000,000
Subsequent Event [Member] | Ex-Employee [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)			7,858
Subsequent Event [Member] | Ex-Director [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)			2,619
Subsequent Event [Member] | Sushruta Pvt Ltd [Member]
Subsequent Events [Line Items]
Convertible promissory notes issued value							$ 5,000,000
Convertible promissory notes issued percentage					7.00%
Converted shares issued (in Shares)						16,046,814
Subsequent Event [Member] | Sushruta Pvt Ltd [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Convertible promissory notes issued value							20,000,000
Convertible promissory notes issued percentage			7.00%
Convertible promissory notes			$ 8,000,000
Converted amount						$ 22,000,000	$ 20,000,000
Subsequent Event [Member] | Sushruta Pvt Ltd [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Convertible promissory notes issued percentage					7.00%
Repayment of Promissory Notes					$ 4,142,637
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Convertible promissory notes					$ 1,000,000